Offerings - Offering: 1	May 01, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	1,590,000
Maximum Aggregate Offering Price	$ 68,780,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 9,498.52
Rule 457(f)	true
Amount of Securities Received | shares	1,000,000
Value of Securities Received, Per Share | $ / shares	68.78
Value of Securities Received	$ 68,780,000
Fee Note MAOP	$ 68,780,000
Offering Note

(1)	Represents the maximum number of shares of Independent Bank Corporation common stock that may be issued upon the completion of the Merger described in this registration statement.

(2)
Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(f)(1) and Rule 457(c) under the Securities Act. The proposed maximum aggregate offering price of $68,780,000.00 was calculated by multiplying (i) 1,000,000, the estimated maximum number of shares of HCB Financial Corp. common stock to be exchanged or cancelled upon completion of the Merger, by (ii) $68.78, the average of the high and low sales prices for shares of HCB Financial Corp. common stock as reported on the OTCID market on April 24, 2026, which date is within five business days prior to the date of filing this registration statement.